Provisions for employee benefits - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	€ 681	€ 748
Estimate of contributions expected to be paid to plan for next annual reporting period	153
Defined benefit plan
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	371	395
Estimate of contributions expected to be paid to plan for next annual reporting period	45
Other benefit plans
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	310	353
Deferred monetary incentive plans
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	134	120
Expansion contracts for workers
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	86	118
Isopensione
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	47	77
Jubilee Awards
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	25	26
Other Long term Plans
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	€ 18	€ 12